UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2015

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments:

Putnam VT Small Cap Value Fund

The fund's portfolio
3/31/15 (Unaudited)

COMMON STOCKS (90.2%)(a)
	Shares	Value

Aerospace and defense (1.3%)

Engility Holdings, Inc.	28,300	$850,132

Huntington Ingalls Industries, Inc.	5,432	761,295

Vectrus, Inc.(NON)	23,400	596,466

		2,207,893
Air freight and logistics (0.5%)

Park-Ohio Holdings Corp.	16,978	894,231

		894,231
Auto components (1.9%)

Goodyear Tire & Rubber Co. (The)	33,900	918,012

Modine Manufacturing Co.(NON)	62,400	840,528

Remy International, Inc.	44,400	986,124

Stoneridge, Inc.(NON)	61,854	698,332

		3,442,996
Banks (14.9%)

Ameris Bancorp(S)	46,091	1,216,341

Banc of California, Inc.(S)	58,006	714,054

BNC Bancorp	51,900	939,390

Chemical Financial Corp.	44,693	1,401,572

Eagle Bancorp, Inc.(NON)	21,740	834,816

First Connecticut Bancorp, Inc.	28,100	431,897

First Merchants Corp.	56,600	1,332,364

First NBC Bank Holding Co.(NON)	23,096	761,706

Franklin Financial Network, Inc.(NON)	41,721	876,141

Fulton Financial Corp.	104,700	1,291,998

German American Bancorp, Inc.	19,500	573,885

Hanmi Financial Corp.	48,200	1,019,430

Investors Bancorp, Inc.	68,685	804,988

Lakeland Financial Corp.	22,900	929,282

National Bank Holdings Corp. Class A	21,160	398,020

Old National Bancorp	89,100	1,264,329

Pacific Premier Bancorp, Inc.(NON)	63,700	1,031,303

Popular, Inc. (Puerto Rico)(NON)	28,420	977,364

ServisFirst Bancshares, Inc.(S)	38,496	1,269,983

Simmons First National Corp. Class A	21,840	993,065

Southside Bancshares, Inc.	28,000	803,320

State Bank Financial Corp.	21,110	443,310

Sterling Bancorp	72,500	972,225

Talmer Bancorp, Inc. Class A	48,632	744,799

Tristate Capital Holdings, Inc.(NON)	79,300	830,271

WesBanco, Inc.	25,700	837,306

Western Alliance Bancorp(NON)	24,400	723,216

Wintrust Financial Corp.	24,200	1,153,856

Yadkin Financial Corp.(NON)	39,755	807,027

		26,377,258
Biotechnology (1.1%)

Emergent BioSolutions, Inc.(NON)	41,503	1,193,626

PDL BioPharma, Inc.	100,500	707,018

		1,900,644
Building products (2.1%)

CaesarStone Sdot-Yam, Ltd. (Israel)(S)	12,555	762,214

Continental Building Products, Inc.(NON)	42,442	958,765

NCI Building Systems, Inc.(NON)	53,572	925,724

PGT, Inc.(NON)	98,181	1,097,173

		3,743,876
Capital markets (0.7%)

Cowen Group, Inc. Class A(NON)	205,015	1,066,078

Silvercrest Asset Management Group, Inc. Class A(S)	13,187	187,915

		1,253,993
Chemicals (3.1%)

Cabot Corp.	17,900	805,500

Minerals Technologies, Inc.	15,095	1,103,445

Olin Corp.	25,900	829,836

OM Group, Inc.	37,198	1,117,056

Orion Engineered Carbons SA (Luxembourg)	47,800	860,400

RPM International, Inc.	15,839	760,114

		5,476,351
Commercial services and supplies (2.8%)

ARC Document Solutions, Inc.(NON)	98,700	911,001

Deluxe Corp.	18,000	1,247,040

Ennis, Inc.	37,306	526,761

Knoll, Inc.	56,000	1,312,080

Performant Financial Corp.(NON)	32,677	111,102

Pitney Bowes, Inc.	34,700	809,204

		4,917,188
Communications equipment (0.9%)

Alliance Fiber Optic Products, Inc.(S)	31,900	555,698

Polycom, Inc.(NON)	70,300	942,020

		1,497,718
Construction and engineering (1.4%)

Comfort Systems USA, Inc.	51,200	1,077,248

EMCOR Group, Inc.	16,200	752,814

Orion Marine Group, Inc.(NON)	69,200	613,112

		2,443,174
Consumer finance (1.2%)

Encore Capital Group, Inc.(NON)	26,800	1,114,612

PRA Group, Inc.(NON)	18,800	1,021,216

		2,135,828
Containers and packaging (0.5%)

Berry Plastics Group, Inc.(NON)	25,965	939,673

		939,673
Distributors (0.4%)

Core-Mark Holding Co., Inc.	10,078	648,217

		648,217
Diversified consumer services (0.6%)

Carriage Services, Inc.(S)	48,300	1,152,921

		1,152,921
Diversified financial services (0.2%)

Gain Capital Holdings, Inc.(S)	33,200	324,364

		324,364
Diversified telecommunication services (0.6%)

Iridium Communications, Inc.(NON)(S)	103,400	1,004,014

		1,004,014
Electric utilities (2.6%)

Empire District Electric Co. (The)(S)	52,200	1,295,604

IDACORP, Inc.	14,100	886,467

PNM Resources, Inc.	49,000	1,430,800

Portland General Electric Co.(S)	24,800	919,832

		4,532,703
Electronic equipment, instruments, and components (1.7%)

Newport Corp.(NON)	52,700	1,004,462

Plexus Corp.(NON)	22,800	929,556

SYNNEX Corp.(S)	13,000	1,004,250

		2,938,268
Energy equipment and services (0.1%)

Tidewater, Inc.(S)	12,536	239,939

		239,939
Food and staples retail (0.8%)

SpartanNash Co.	43,340	1,367,810

		1,367,810
Food products (0.3%)

Sanderson Farms, Inc.(S)	7,300	581,445

		581,445
Gas utilities (0.8%)

Southwest Gas Corp.	24,131	1,403,700

		1,403,700
Health-care equipment and supplies (0.7%)

Alere, Inc.(NON)	27,100	1,325,190

		1,325,190
Health-care providers and services (1.0%)

Ensign Group, Inc. (The)	21,664	1,015,175

Providence Service Corp. (The)(NON)	15,600	828,672

		1,843,847
Hotels, restaurants, and leisure (1.3%)

ClubCorp Holdings, Inc.	41,590	805,182

Intrawest Resorts Holdings, Inc.(NON)	57,032	497,319

Marriott Vacations Worldwide Corp.	13,399	1,085,989

		2,388,490
Household durables (0.6%)

Installed Building Products, Inc.(NON)	52,463	1,141,595

		1,141,595
Independent power and renewable electricity producers (0.6%)

Dynegy, Inc.(NON)	34,300	1,078,049

		1,078,049
Insurance (8.2%)

Allied World Assurance Co. Holdings AG	38,200	1,543,280

American Financial Group, Inc.	19,243	1,234,438

AMERISAFE, Inc.	18,800	869,500

Endurance Specialty Holdings, Ltd.	13,600	831,504

Hanover Insurance Group, Inc. (The)	18,800	1,364,504

Maiden Holdings, Ltd. (Bermuda)(S)	89,200	1,322,836

National General Holdings Corp.	42,800	800,360

PartnerRe, Ltd.	14,200	1,623,486

Patriot National, Inc.(NON)	64,626	820,750

Reinsurance Group of America, Inc. Class A	18,673	1,740,137

Stancorp Financial Group	15,500	1,063,300

Validus Holdings, Ltd.	30,314	1,276,219

		14,490,314
Internet software and services (1.7%)

j2 Global, Inc.	18,900	1,241,352

Monster Worldwide, Inc.(NON)	116,700	739,878

Perficient, Inc.(NON)	53,400	1,104,846

		3,086,076
IT Services (1.0%)

Convergys Corp.	55,200	1,262,424

Global Cash Access Holdings, Inc.(NON)	74,500	567,690

		1,830,114
Leisure products (0.7%)

Smith & Wesson Holding Corp.(NON)(S)	94,200	1,199,166

		1,199,166
Machinery (1.5%)

Briggs & Stratton Corp.(S)	55,500	1,139,970

Navistar International Corp.(NON)	17,670	521,265

Oshkosh Corp.	20,200	985,558

		2,646,793
Media (1.3%)

Live Nation Entertainment, Inc.(NON)	27,800	701,394

Madison Square Garden Co. (The) Class A(NON)	6,900	584,085

MDC Partners, Inc. Class A	36,750	1,041,863

		2,327,342
Metals and mining (1.2%)

AK Steel Holding Corp.(NON)	129,495	578,843

Century Aluminum Co.(NON)(S)	19,400	267,720

Globe Specialty Metals, Inc.	66,740	1,262,721

		2,109,284
Multi-utilities (0.4%)

Avista Corp.	22,831	780,364

		780,364
Oil, gas, and consumable fuels (4.0%)

Aegean Marine Petroleum Network, Inc. (Greece)(S)	65,717	944,353

Bill Barrett Corp.(NON)	31,600	262,280

Callon Petroleum Co.(NON)	76,369	570,476

DHT Holdings, Inc. (Bermuda)	54,700	381,806

Energen Corp.	13,193	870,738

EP Energy Corp. Class A(NON)(S)	50,300	527,144

Gulfport Energy Corp.(NON)	12,300	564,693

Midstates Petroleum Co., Inc.(NON)(S)	99,800	84,830

Scorpio Tankers, Inc.	117,424	1,106,134

SM Energy Co.	12,901	666,724

Stone Energy Corp.(NON)	27,500	403,700

Teekay Tankers, Ltd. Class A (Bermuda)	79,600	456,904

Whiting Petroleum Corp.(NON)	7,739	239,135

		7,078,917
Personal products (0.3%)

Avon Products, Inc.	67,600	540,124

		540,124
Pharmaceuticals (1.2%)

Medicines Co. (The)(NON)	18,200	509,964

Pernix Therapeutics Holdings(NON)(S)	81,300	869,097

POZEN, Inc.(NON)(S)	99,000	764,280

		2,143,341
Professional services (1.4%)

Heidrick & Struggles International, Inc.	40,300	990,574

Kforce, Inc.	37,500	836,625

On Assignment, Inc.(NON)	14,900	571,713

		2,398,912
Real estate investment trusts (REITs) (7.8%)

AG Mortgage Investment Trust, Inc.	46,700	879,828

American Assets Trust, Inc.	21,820	944,370

CBL & Associates Properties, Inc.(S)	45,300	896,940

Cherry Hill Mortgage Investment Corp.	46,455	819,002

Colony Financial, Inc.(S)	41,700	1,080,864

Education Realty Trust, Inc.	18,101	640,413

EPR Properties(S)	14,800	888,444

Healthcare Trust of America, Inc. Class A	17,700	493,122

iStar Financial, Inc.(NON)	91,100	1,184,300

MFA Financial, Inc.	103,081	810,217

One Liberty Properties, Inc.	24,788	605,323

Piedmont Office Realty Trust, Inc. Class A	29,200	543,412

RAIT Financial Trust(S)	136,000	932,960

Summit Hotel Properties, Inc.	128,510	1,808,136

Two Harbors Investment Corp.	87,500	929,250

ZAIS Financial Corp.	23,400	417,456

		13,874,037
Real estate management and development (0.4%)

RE/MAX Holdings, Inc. Class A	22,125	734,771

		734,771
Road and rail (1.2%)

Quality Distribution, Inc.(NON)	92,373	954,213

Ryder System, Inc.	11,500	1,091,235

		2,045,448
Semiconductors and semiconductor equipment (2.9%)

Advanced Energy Industries, Inc.(NON)	42,000	1,077,720

Cypress Semiconductor Corp.(NON)	70,516	994,981

FormFactor, Inc.(NON)	101,900	903,853

Mattson Technology, Inc.(NON)	179,849	708,605

Pericom Semiconductor Corp.	22,700	351,169

Xcerra Corp.(NON)	121,900	1,083,691

		5,120,019
Software (1.7%)

AVG Technologies NV (Netherlands)(NON)	44,300	959,095

Glu Mobile, Inc.(NON)	108,000	541,080

Mentor Graphics Corp.	37,300	896,319

TiVo, Inc.(NON)	66,200	702,382

		3,098,876
Specialty retail (1.1%)

Ascena Retail Group, Inc.(NON)	41,100	596,361

Express, Inc.(NON)	31,900	527,307

Office Depot, Inc.(NON)	98,600	907,120

		2,030,788
Technology hardware, storage, and peripherals (1.8%)

BancTec, Inc. 144A CVR(F)	152,299	—

Logitech International SA (Switzerland)(S)	72,000	946,800

QLogic Corp.(NON)	100,100	1,475,474

Quantum Corp.(NON)	509,100	814,560

		3,236,834
Textiles, apparel, and luxury goods (0.5%)

Steven Madden, Ltd.(NON)	21,700	824,600

		824,600
Thrifts and mortgage finance (3.3%)

Berkshire Hills Bancorp, Inc.	20,379	564,498

BofI Holding, Inc.(NON)(S)	7,400	688,496

Meta Financial Group, Inc.	25,694	1,020,823

NMI Holdings, Inc. Class A(NON)	85,500	640,395

Provident Financial Services, Inc.	69,300	1,292,445

United Financial Bancorp, Inc.	51,940	645,614

Walker & Dunlop, Inc.(NON)	61,221	1,085,448

		5,937,719
Trading companies and distributors (1.9%)

H&E Equipment Services, Inc.	41,200	1,029,588

Rush Enterprises, Inc. Class A(NON)	34,400	941,184

Stock Building Supply Holdings, Inc.(NON)	45,174	815,842

Titan Machinery, Inc.(NON)(S)	47,900	639,463

		3,426,077

Total common stocks (cost $127,020,163)		$160,161,291

INVESTMENT COMPANIES (3.8%)(a)
	Shares	Value

American Capital, Ltd.(NON)	76,100	$1,125,519

Hercules Technology Growth Capital, Inc.(S)	83,684	1,128,060

Solar Capital, Ltd.	59,549	1,205,272

TCP Capital Corp.	72,981	1,169,156

TPG Specialty Lending, Inc.	61,100	1,051,531

TriplePoint Venture Growth BDC Corp.	78,299	1,104,799

Total investment companies (cost $6,665,147)		$6,784,337

SHORT-TERM INVESTMENTS (16.2%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.22%(d)	17,375,437	$17,375,437

Putnam Short Term Investment Fund 0.09%(AFF)	11,441,309	11,441,309

Total short-term investments (cost $28,816,746)		$28,816,746

TOTAL INVESTMENTS

Total investments (cost $162,502,056)(b)		$195,762,374

Key to holding's abbreviations
CVR	Contingent Value Rights

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2015 through March 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $177,622,710.
(b)	The aggregate identified cost on a tax basis is $163,228,611, resulting in gross unrealized appreciation and depreciation of $38,076,563 and $5,542,800, respectively, or net unrealized appreciation of $32,533,763.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$11,989,552	$11,375,087	$11,923,330	$3,089	$11,441,309
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $17,375,437, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $16,844,578.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$15,156,115	$—	$—
Consumer staples	2,489,379	—	—
Energy	7,318,856	—	—
Financials	65,128,284	—	—
Health care	7,213,022	—	—
Industrials	24,723,592	—	—
Information technology	20,807,905	—	—**
Materials	8,525,308	—	—
Telecommunication services	1,004,014	—	—
Utilities	7,794,816	—	—
Total common stocks	160,161,291	—	—
Investment companies	6,784,337	—	—
Short-term investments	11,441,309	17,375,437	—

Totals by level	$178,386,937	$17,375,437	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
** Value of Level 3 security is $—.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 29, 2015